Related Party Transactions (Details) - USD ($)										3 Months Ended		9 Months Ended	12 Months Ended
	May 02, 2023	Apr. 18, 2023	Apr. 12, 2023	Mar. 31, 2023	Oct. 05, 2022	Sep. 21, 2022	May 02, 2022	Apr. 27, 2022	Dec. 30, 2021	Mar. 31, 2023	Jun. 30, 2022	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 01, 2023	Jul. 03, 2023	Jun. 03, 2023	May 03, 2023	Jan. 29, 2023	Nov. 12, 2022	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Founder shares aggregate price	$ 75,000
Shares subject to forfeiture (in Shares)							187,500					187,500
Exercised the over-allotment units (in Shares)												375,000
Founder shares subject to forfeiture (in Shares)												93,750	93,750
Founder shares issued (in Shares)											3,762,500	1,968,750		3,762,500
Maturity date												Mar. 31, 2024	Mar. 31, 2025
Loan payable												$ 9,397	$ 357,302								$ 63,073
Principal amount	900,000																		$ 50,000	$ 300,000
Accrued interest	$ 600,000												653,619
Accrued liability		$ 39,397										450,000
Transaction success fee payment					$ 250,000							30,000
Price per share (in Dollars per share)							$ 10
Sponsor service fee								$ 10,000
Accrued amount												$ 154,941	$ 184,941
Pay for transaction						$ 500,000
Aggregate purchase price						400,000,000
Purchase Transaction						400,000,001
Transaction purchase price						1,000,000
Aggregate fair value					400,000,000
Cash fee payable, percentage												2.00%	2.00%
Founder shares outstanding (in Shares)							1,968,750
Ordinary shares issued (in Shares)										1,968,749			1,968,749
Interest rate percentage	5.00%														5.00%
Conversion price per warrants (in Dollars per share)	$ 1						$ 11.5
Payment of company						500,000
Aggregate purchase price amount						1,000,000
Minimum [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price						400,000,000
Maximum [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price						500,000
Warrant [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)	$ 1
Conversion price per warrants (in Dollars per share)													$ 0.01
Fifth Eternal Loan [Member]
Related Party Transactions (Details) [Line Items]
Principal amount			$ 500,000									$ 25,289				$ 100,000	$ 125,000	$ 125,000
Debt periodic payment			150,000
Accrued interest												$ 525,289
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares, shares issued (in Shares)									2,156,250
Founder shares aggregate price									$ 25,000
Par value per share (in Dollars per share)									$ 0.0001
Shares subject to forfeiture (in Shares)									281,250
Sponsor has paid in exchanges for the shares									$ 25,000
Founder shares issued (in Shares)							1,968,750
Sponsor has paid in exchanges for the shares									$ 25,000
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Exercised the over-allotment units (in Shares)													375,000
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Par value per share (in Dollars per share)												$ 0.0001	$ 0.0001	$ 0.0001
Founder shares issued (in Shares)				1,968,749
Class A Ordinary Shares [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares issued (in Shares)									2,156,250
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Par value per share (in Dollars per share)												0.0001	0.0001	$ 0.0001
Founder shares issued (in Shares)				1,968,749
Conversion price per warrants (in Dollars per share)												$ 11.5	$ 11.5
Gluon Group [Member]
Related Party Transactions (Details) [Line Items]
Company shares owned (in Shares)												505
Paid amount												$ 39,187	$ 39,187
Advisory Services [Member]
Related Party Transactions (Details) [Line Items]
Cash fee payable, percentage												5.00%	5.00%
Loan with Related Party [Member]
Related Party Transactions (Details) [Line Items]
Payment of costs related to proposed offering						180,000							$ 500,000
Loan payable												$ 50,000
Second Eternal Loan [Member]
Related Party Transactions (Details) [Line Items]
Loan payable												180,000	$ 170,603	$ 180,000
Principal amount						180,000
Third Eternal Loan [Member]
Related Party Transactions (Details) [Line Items]
Loan payable												$ 300,000		$ 300,000						300,000
Principal amount																				$ 300,000
Sponsor [Member] | Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares issued (in Shares)				1,968,749
Sponsor [Member] | Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares issued (in Shares)													1,968,749
Fourth Eternal Loan [Member]
Related Party Transactions (Details) [Line Items]
Loan payable													$ 50,000
Principal amount																			$ 50,000
Fifth Eternal Loan [Member]
Related Party Transactions (Details) [Line Items]
Loan payable			150,000										153,619			$ 100,000	$ 125,000	$ 125,000
Principal amount			$ 500,000
Sixth Eternal Loan [Member]
Related Party Transactions (Details) [Line Items]
Loan payable													$ 22,302
Principal amount															$ 335,000
Letter Agreement [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price amount						400,000,000
Gluon Partners LLP [Member]
Related Party Transactions (Details) [Line Items]
Additional aggregate purchase price amount						500,000
Transaction Success Fee [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price amount						400,000,000
Advisory Services [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price amount						$ 400,000,001
Related Party [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price amount					$ 400,000,000